Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Summary of Trade Payables and Accrued Liabilities
	December 31,	December 31,
	2019	2018
Trade payables	$19,531	$24,843
Income taxes payable	257	1,673
Accrued liabilities	6,715	6,407
Deferred revenue	1,229	1,836
Vendor loan	1,725	1,725
	$29,457	$36,484